Employee compensation and benefits - Net assets/(liabilities) recognised on the balance sheet in respect of defined benefit plans (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit assets (liabilities)	$ 7,175	$ 6,531
Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit assets (liabilities)	32,472	30,838
Present value of defined benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit assets (liabilities)	(25,297)	(24,307)
Effect of limit on plan surpluses
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit assets (liabilities)	0	0
Defined benefit pension plans
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit assets (liabilities)	7,494	6,799
Defined benefit pension plans | Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit assets (liabilities)	32,352	30,758
Defined benefit pension plans | Present value of defined benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit assets (liabilities)	(24,858)	(23,959)
Defined benefit pension plans | Effect of limit on plan surpluses
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit assets (liabilities)	0	0
Defined benefit healthcare plans
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit assets (liabilities)	(319)	(268)
Defined benefit healthcare plans | Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit assets (liabilities)	120	80
Defined benefit healthcare plans | Present value of defined benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit assets (liabilities)	(439)	(348)
Defined benefit healthcare plans | Effect of limit on plan surpluses
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit assets (liabilities)	0	0
Total employee benefit liabilities (within Note 27 ‘Accruals, deferred income and other liabilities’)
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit assets (liabilities)	(1,071)	(1,017)
Total employee benefit assets (within Note 22 ‘Prepayments, accrued income and other assets’)
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit assets (liabilities)	$ 8,246	$ 7,548